Note 4 - Additional Quantitative Information about Assets Measured at Fair Value on Non-recurring Basis (Details) - Fair Value, Measurements, Nonrecurring [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)
		6 Months Ended	12 Months Ended
		Jun. 30, 2016	Dec. 31, 2015
Impaired Loans [Member] | Income Approach Valuation Technique [Member] | Minimum [Member]
Discount rate		3.10%	3.10%
Discount rate, weighted average		(3.10%)	(3.10%)
Impaired Loans [Member] | Income Approach Valuation Technique [Member] | Maximum [Member]
Discount rate		7.90%	7.90%
Discount rate, weighted average		(7.90%)	(7.90%)
Impaired Loans [Member] | Income Approach Valuation Technique [Member] | Weighted Average [Member]
Discount rate		5.00%	5.00%
Discount rate, weighted average		(5.00%)	(5.00%)
Impaired Loans [Member] | Income Approach Valuation Technique [Member]
Fair value estimate		$ 10,440	$ 6,867
Valuation Techniques / Unobservable Input		Discounted cash flow / Discount rate	Discounted cash flow / Discount rate	[1],[2]
Impaired Loans [Member] | Appraisal Adjustments [Member] | Minimum [Member]
Discount rate		0.00%	0.00%
Discount rate, weighted average		0.00%	0.00%
Impaired Loans [Member] | Appraisal Adjustments [Member] | Maximum [Member]
Discount rate		66.40%	87.10%
Discount rate, weighted average		(66.40%)	(87.10%)
Impaired Loans [Member] | Appraisal Adjustments [Member] | Weighted Average [Member]
Discount rate		38.30%	23.30%
Discount rate, weighted average		(38.30%)	(23.30%)
Impaired Loans [Member] | Appraisal Adjustments [Member]
Fair value estimate		$ 4,189	$ 5,981
Valuation Techniques / Unobservable Input	[1],[2]	Appraisal of collateral / Appraisal adjustments	Appraisal of collateral / Appraisal adjustments
Other Real Estate Owned [Member] | Appraisal Adjustments [Member] | Minimum [Member]
Discount rate		0.00%	0.00%
Discount rate, weighted average		0.00%	0.00%
Other Real Estate Owned [Member] | Appraisal Adjustments [Member] | Maximum [Member]
Discount rate		10.00%	10.00%
Discount rate, weighted average		(10.00%)	(10.00%)
Other Real Estate Owned [Member] | Appraisal Adjustments [Member] | Weighted Average [Member]
Discount rate		7.30%	7.30%
Discount rate, weighted average		(7.30%)	(7.30%)
Other Real Estate Owned [Member] | Appraisal Adjustments [Member]
Fair value estimate		$ 1,142	$ 1,412
Valuation Techniques / Unobservable Input	[1],[2]	Appraisal of collateral / Appraisal adjustments	Appraisal of collateral / Appraisal adjustments

[1]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.
[2]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.